A, B, C, R | AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated March 10, 2014 to the

Statutory Prospectuses for Administrative Class, Institutional Class, Class A, Class B, Class C, Class D, Class P and

Class R shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Mid-Cap Value Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the second sentence in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund currently defines medium market capitalization companies as companies with a market capitalization of at least $3 billion and up to the largest company held in the Russell Midcap Index. As of January 31, 2014, the largest company held in the Russell Midcap Index had a market capitalization of $32.7 billion.

Please retain this Supplement for future reference.